Financial Assets & Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Financial Assets & Liabilities
Financial assets and financial liabilities measured at fair value on a recurring basis

($ in millions)
	Fair Value	2020				2019
At December 31:	Hierarchy Level	Assets	(7)	Liabilities	(8)	Assets	(7)	Liabilities	(8)
Cash equivalents(1)
Time deposits and certificates of deposit(2)	2	$7,668		N/A		$4,392		N/A
Money market funds	1	148		N/A		427		N/A
U.S. government securities(2)	2	500		N/A		—		N/A
Total cash equivalents		$8,316		N/A		$4,819		N/A
Equity investments(3)	1	2		N/A		0		N/A
Debt securities–current(2)(4)	2	600		N/A		696		N/A
Debt securities–noncurrent(2)(5)	2	7		N/A		65		N/A
Derivatives designated as hedging instruments
Interest rate contracts	2	100		—		56		—
Foreign exchange contracts	2	111		580		175		635
Derivatives not designated as hedging instruments
Foreign exchange contracts	2	13		47		10		33
Equity contracts(6)	1,2	12		—		1		4
Total		$9,161		$627		$5,823		$673

(1)Included within cash and cash equivalents in the Consolidated Balance Sheet.
(2)Available-for-sale debt securities with carrying values that approximate fair value.
(3) Included within investments and sundry assets in the Consolidated Balance Sheet.
(4)Primarily includes time deposits and U.S. treasury bills that are reported within marketable securities in the Consolidated Balance Sheet.
(5)Primarily includes government and corporate debt securities that are reported within investments and sundry assets in the Consolidated Balance Sheet.
(6)Level 1 includes immaterial amounts related to equity futures contracts.
(7)The gross balances of derivative assets contained within prepaid expenses and other current assets, and investments and sundry assets in the Consolidated Balance Sheet at December 31, 2020 were $85 million and $151 million, respectively, and at December 31, 2019 were $149 million and $94 million, respectively.
(8)The gross balances of derivative liabilities contained within other accrued expenses and liabilities, and other liabilities in the Consolidated Balance Sheet at December 31, 2020 were $587 million and $40 million, respectively, and at December 31, 2019 were $167 million and $506 million, respectively.

N/A – Not applicable